SPECIAL (GAINS) AND CHARGES	12 Months Ended
Dec. 31, 2012
SPECIAL (GAINS) AND CHARGES
SPECIAL (GAINS) AND CHARGES

3. SPECIAL (GAINS) AND CHARGES

Special (gains) and charges reported on the Consolidated Statement of Income included the following:

MILLIONS	2012	2011	2010

Net sales
Customer agreement modification	$—	$29.6	$—
Cost of sales
Restructuring charges	22.7	5.3	—
Recognition of Nalco inventory fair value step-up	71.2	3.6	—
Subtotal	93.9	8.9	—
Special (gains) and charges
Restructuring charges	116.6	69.0	—
Champion acquisition costs	18.3	—	—
Nalco merger and integration costs	70.9	57.7	—
Gain on sale of businesses, litigation
related charges and other	(60.1)	4.3	3.3
Venezuela currency devaluation	—	—	4.2
Subtotal	145.7	131.0	7.5
Operating income subtotal	239.6	169.5	7.5
Interest expense, net
Debt extinguishment costs	18.2	—	—
Merger and acquisition debt costs	1.1	1.5	—
Subtotal	19.3	1.5	—
Net income attributable to noncontrolling interest
Recognition of Nalco inventory fair value step-up	(4.5)	—	—
Total special (gains) and charges	$254.4	$171.0	$7.5

For segment reporting purposes, special (gains) and charges are included in the Corporate segment, which is consistent with the company’s internal management reporting.

Restructuring charges

Restructuring charges have been included as a component of both cost of sales and special (gains) and charges on the Consolidated Statement of Income. Amounts included as a component of cost of sales include supply chain related severance. Restructuring liabilities have been classified as a component of other current liabilities on the Consolidated Balance Sheet.

2011 Restructuring Plan

In February 2011, the company commenced a comprehensive plan to improve substantially the efficiency and effectiveness of its European business, sharpen its competitiveness and accelerate its growth and profitability. Additionally, restructuring has been and will continue to be undertaken outside of Europe (collectively, the “2011 Restructuring Plan”). Through the 2011 Restructuring Plan, over 750 positions are expected to be eliminated.

The company expects to incur pretax restructuring charges of approximately $150 million ($125 million after tax) under the 2011 Restructuring Plan through the completion of the Plan in 2013. The company anticipates that approximately $140 million of the pre-tax charge will represent cash expenditures. The remaining $10 million of the pre-tax charges represent estimated asset disposals or other non-cash expenses. No decisions have been made for any remaining asset disposals and estimates could vary depending on the actual actions taken.

As a result of restructuring activities under the 2011 Restructuring Plan, the company has recorded restructuring charges of $134.3 million ($100.3 million after tax) since the inception of the Plan. During 2012 and 2011, the company recorded restructuring charges of $66.2 million ($46.1 million after tax) and $68.1 million ($54.2 million after tax), respectively.

Merger Restructuring Plan

In January 2012, following the merger with Nalco, the company formally commenced plans to undertake restructuring actions related to the reduction of its global workforce and optimization of its supply chain and office facilities, including planned reductions of plant and distribution center locations (the “Merger Restructuring Plan”). Actions associated with the merger to improve efficiency and effectiveness have led to a reduction of the company’s workforce by approximately 500 positions during 2012, with additional productivity and efficiency actions beyond 2012 expected to reduce the need for future positions by approximately 1,500.

The company expects that restructuring activities under the Merger Restructuring Plan will be completed by the end of 2013, with total costs through the end of 2013 anticipated to be approximately $180 million ($120 million after tax). The company anticipates that approximately $160 million of the pre-tax restructuring charges will represent cash expenditures. The remaining $20 million of the pretax charges represent estimated asset disposals and other non-cash expenses. No decisions have been made for any remaining asset disposals and estimates could vary depending on the actual actions taken.

As a result of restructuring activities under the Merger Restructuring Plan, the company has recorded restructuring charges of $79.8 million ($58.6 million after tax) since the inception of the Plan. During 2012 and 2011, the company recorded restructuring charges of $73.2 million ($54.5 million after tax) and $6.6 million ($4.1 million after tax), respectively.

Restructuring charges and subsequent activity related to the 2011 Restructuring Plan and the Merger Restructuring Plan, since the inception of each respective Plan, include the following:

	2011 Restructuring Plan				Merger Restructuring Plan
	EMPLOYEE				EMPLOYEE
	TERMINATION	ASSET			TERMINATION	ASSET
MILLIONS	COSTS	DISPOSALS	OTHER	SUBTOTAL	COSTS	DISPOSALS	OTHER	SUBTOTAL	TOTAL
2011 Activity
Recorded expense and accrual	$60.5	$0.5	$7.1	$68.1	$6.6	$—	$—	$6.6	$74.7
Cash payments	(22.2)	—	(2.6)	(24.8)	(0.3)	—	—	(0.3)	(25.1)
Non-cash charges	—	(0.5)	—	(0.5)	—	—	—		(0.5)
Effect of foreign currency translation	(2.2)	—	—	(2.2)	—	—	—	—	(2.2)
Restructuring liability December 31, 2011	36.1	—	4.5	40.6	6.3	—	—	6.3	46.9
2012 Activity
Recorded expense and accrual	60.7	—	5.5	66.2	65.4	3.2	4.6	73.2	139.4
Cash payments	(33.6)	—	(1.5)	(35.1)	(28.4)	—	(1.8)	(30.2)	(65.3)
Non-cash charges	—	—	(3.9)	(3.9)	—	(3.2)	—	(3.2)	(7.1)
Effect of foreign currency translation	(0.8)	—	—	(0.8)	0.1	—	—	0.1	(0.7)
Restructuring liability December 31, 2012	$62.4	$—	$4.6	$67.0	$43.4	$—	$2.8	$46.2	$113.2

Nalco Restructuring Plan

Prior to the Nalco merger, Nalco conducted various restructuring programs to redesign and optimize its business and work processes (the “Nalco Restructuring Plan”). As part of the Nalco merger, Ecolab assumed the Nalco Restructuring Plan liability balance of $10.6 million, which was primarily related to accrued severance and termination benefits. As of December 31, 2012 and 2011, the remaining liability balance related to the Nalco Restructuring Plan was $3.4 million and $10.6 million, respectively. Cash payments during 2012 related to this Plan were $7.4 million. The company expects to utilize the remaining liability through 2013 as part of the run out of this Plan.

Non-restructuring special (gains) and charges

Nalco merger and integration costs

As a result of the Nalco merger, during 2012 and 2011, the company incurred charges of $155.8 million ($113.7 million after tax) and $62.8 million ($45.6 million after tax), respectively. Nalco merger charges have been included as a component of cost of sales, special (gains) and charges, net interest expense and net income (loss) attributable to noncontrolling interest on the Consolidated Statement of Income. Amounts included in cost of sales and net income (loss) attributable to noncontrolling interest include recognition of fair value step-up in Nalco international inventory which is maintained on a FIFO basis. Amounts included in special (gains) and charges include merger and integration charges, closing costs and advisory fees. Amounts included in net interest expense include a loss on the extinguishment of Nalco’s senior notes, which were assumed as part of the merger, and fees to secure short-term credit facilities to initially fund the Nalco merger. Further details related to the Nalco merger are included in Note 4.

Champion acquisition costs

As a result of the pending Champion acquisition, during 2012 the company incurred charges of $19.4 million ($16.7 million after tax). Champion acquisition charges have been included as a component of special (gains) and charges and net interest expense on the Consolidated Statement of Income. Amounts included in special (gains) and charges include acquisition costs and advisory fees. Amounts included in net interest expense include fees to secure term loans and short-term debt and the interest expense impact of our $500 million public debt issuance in December 2012, all of which were initiated to fund the Champion acquisition. Further details related to the Champion acquisition are included in Note 4.

Other special (gains) and charges

During 2012, the company recorded a net gain of $60.1 million ($35.7 million after tax) related to the sale of its Vehicle Care division, the receipt of additional payments related to the sale of an investment in a U.S. business, originally sold prior to 2012 and litigation related charges.

In the fourth quarter of 2011, the company modified a long-term customer agreement that was assumed as part of a previous acquisition. The impact of the modification was included in net sales on the Consolidated Statement of Income, resulting in a sales reduction of $29.6 million ($18.4 million after tax).

In the first quarter of 2011, the company completed the purchase of the assets of the Cleantec business of Campbell Brothers Ltd., Brisbane, Queensland, Australia (“Cleantec”). Special (gains) and charges in 2011 included acquisition integration costs incurred to optimize the Cleantec business structure. Further details related to the Cleantec acquisition are included in Note 4.

Special (gains) and charges in 2010 include costs to optimize the company’s business structures. Special (gains) and charges during 2010 also include the recognition of a gain on the sale of an investment in a U.S. business. The investment was not material to the company’s consolidated results of operations or financial position.

Beginning in 2010, Venezuela was designated hyper-inflationary and as such all foreign currency fluctuations are recorded in income. On January 8, 2010 the Venezuelan government devalued its currency, the Bolivar Fuerte. As a result of the devaluation, the company recorded a charge in the first quarter of 2010 due to the remeasurement of the local balance sheet using the “official” rate of exchange for the Bolivar Fuerte.